Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 521.9	$ 562.9	$ 475.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	160.2	142.6	114.7
Amortization	46.4	59.0	41.9
Non-cash stock compensation expense	36.7	34.5	27.7
Deferred income taxes and tax benefit of employee stock compensation plan transactions	(22.0)	(19.1)	(35.8)
Changes in assets and liabilities, net of translation, acquisitions and non-cash items:
Receivables	(461.1)	(81.4)	165.2
Inventories	(397.1)	(3.8)	(220.9)
Accounts payable and accrued liabilities	200.8	(291.7)	139.8
Other assets and liabilities, net	122.7	(108.8)	(94.6)
Net cash provided by operating activities	208.5	294.2	613.5
Cash flows from investing activities:
Increase in short-term investments, net	(422.8)	0	0
Capital expenditures	(388.1)	(200.7)	(240.9)
Acquisitions, net of cash acquired	(421.3)	(40.9)	11.2
Proceeds from sale of plant and equipment	19.6	12.4	4.1
Net cash used for investing activities	(1,212.6)	(229.2)	(225.6)
Cash flows from financing activities:
Short-term loan borrowings (repayments), net	45.7	(8.4)	(18.9)
Issuance of senior debt	747.8	0	0
Debt issuance costs	(4.7)	0	0
Redemption of convertible debentures	(705.7)	0	(131.1)
Sale (purchase) of equity call options, net	(12.2)	0	0
Purchase of treasury stock	(2.4)	(124.0)	(29.2)
Proceeds from stock option exercises, net of tax payments from stock compensation plan transactions	21.5	36.3	10.2
Excess tax benefits from employee stock compensation plan transactions	9.0	16.4	6.4
Principal payments on capital leases	(8.2)	(6.6)	(6.7)
Net cash provided by (used for) financing activities	90.8	(86.3)	(169.3)
Effect of translation on cash	(20.3)	(7.2)	21.4
Increase (decrease) in cash and cash equivalents	(933.6)	(28.5)	240.0
Cash and cash equivalents, beginning of year	1,832.5	1,861.0	1,621.0
Cash and cash equivalents, end of year	$ 898.9	$ 1,832.5	$ 1,861.0